Segment and Geographical Information - Reconciliation of Revenue from Segments to Consolidated (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT			$ 2,861		$ 3,172		$ 2,981
Restructuring costs	$ (12)	$ (12)	(146)		(155)		(134)
Acquisition and disposition-related benefits (charges)	(1)	(15)	34		(14)		0
Gain (loss) of business dispositions and divestments		3	1		2		(3)
Spin-Off and separation costs	(58)		(14)		0		(2)
Amortization of acquisition-related intangible assets	(31)	(33)	(121)		(90)		(83)
Investment revaluation gain (loss)	5	(8)	(31)		3		22
Interest and other financial charges – net	(136)	(4)	(77)		(40)		(66)
Non-operating benefit income (costs)	115	2	5		(3)		(5)
Income from continuing operations before income taxes	546	533	2,512		2,875		2,710
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT	664	599
Operating Segments [Member] | Imaging [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT	191	206	1,100		1,240		1,182
Operating Segments [Member] | Ultrasound [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT	207	192	908		885		640
Operating Segments [Member] | PCS [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT	109	65	341		356		698
Operating Segments [Member] | PDx [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT	155	138	520		693		504
Operating Segments [Member] | Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment EBIT	$ 2	$ (2)	$ (8)	[1]	$ (2)	[1]	$ (43)	[1]

[1]	Financial information not presented within the reportable segments, shown within the Other category, represents the HFS business and certain other investments which do not meet the definition of an operating segment.